J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Tax Free Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(a series of JPMorgan Trust II)

Supplement dated December 1, 2014

to the Prospectus dated July 1, 2014, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the JPMorgan Tax Free Bond Fund’s (the “Fund”) adviser, administrator, and distributor (the “Service Providers”) have contractually agreed to waive fees and or reimburse additional expenses on the Class A, Class B, Class C and Select Class Shares of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on pages 11-12 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.44	0.49	0.44	0.45
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.19	0.24 [1]	0.19 [1]	0.20 [1]

Total Annual Fund Operating Expenses	0.99	1.54	1.49	0.75
Fee Waivers and Expense Reimbursements[2]	(0.32)	(0.18)	(0.13)	(0.25)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.67	1.36	1.36	0.50

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.67%, 1.36%, 1.36% and 0.50%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 for Class A, Class B, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	441	648	872	1,514
CLASS B SHARES ($)	638	769	1,022	1,671
CLASS C SHARES ($)	238	458	801	1,768
SELECT CLASS SHARES ($)	51	215	392	907

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	441	648	872	1,514
CLASS B SHARES ($)	138	469	822	1,671
CLASS C SHARES ($)	138	458	801	1,768
SELECT CLASS SHARES ($)	51	215	392	907

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE